UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2014 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.25%

	Federal National Mortgage Association - 0.25%
$ 155,322	Series 2001-W4, Class AV1
	0.430%, 02/25/32 (a)	$147,455
214,213	Series 2002-W2, Class AV1
	0.410%, 06/25/32 (a)	207,152
1,133,791	Series 2002-T7, Class A1
	0.370%, 07/25/32 (a)	1,147,137

	Total Asset-Backed Securities	1,501,744

	(Cost $1,503,433)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.47%

	Federal Home Loan Mortgage Corporation REMIC - 7.16%
12,760	Series 1009, Class D
	0.751%, 10/15/20 (a)	12,885
38,503	Series 1066, Class P
	1.051%, 04/15/21 (a)	38,989
55,091	Series 1222, Class P
	2.260%, 03/15/22 (a) (b)	56,751
128,167	Series 1250, Class J
	7.000%, 05/15/22 (b)	140,302
64,021	Series 1448, Class F
	1.551%, 12/15/22 (a) (d)	65,637
1,923,092	Series 3710, Class DK
	3.250%, 01/15/24 (b)	1,972,137
1,175,330	Series 3777, Class DA
	3.500%, 10/15/24 (d)	1,233,612
4,179,809	Series 2977, Class M
	5.000%, 05/15/25 (b)	4,572,159
3,524,090	Series 3694, Class AG
	3.500%, 11/15/27 (d)	3,561,063
5,646,099	Series 3346, Class FT
	0.501%, 10/15/33 (a) (b)	5,645,484
2,894,920	Series 3033, Class CI
	5.500%, 01/15/35 (b)	3,085,605
4,392,700	Series 3208, Class FH
	0.551%, 08/15/36 (a)	4,404,172
401,383	Series 3231, Class FB
	0.501%, 10/15/36 (a)	401,079
233,912	Series 3827, Class J
	4.000%, 11/15/36 (d)	234,219
305,646	Series 3314, Class FC
	0.551%, 12/15/36 (a)	305,882
3,289,634	Series 3545, Class FA
	1.001%, 06/15/39 (a)	3,333,047
3,377,706	Series 4316, Class FY
	0.551%, 11/15/39 (a) (d)	3,382,107
1,276,378	Series 3827, Class KF
	0.521%, 03/15/41 (a)	1,282,149
287,233	Series 3868, Class FA
	0.551%, 05/15/41 (a)	287,779
9,569,407	Series 4109, Class EC
	2.000%, 12/15/41 (d)	9,612,763

		43,627,821

	Federal National Mortgage Association REMIC - 8.14%
3,300,000	Series 2014-M5, Class FA
	0.502%, 01/25/17 (a)	3,298,898
1,296,886	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	1,337,135
266,344	Series 1990-145, Class A
	1.100%, 12/25/20 (a)	269,610

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 328,677	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	$368,827
280,812	Series 1992-137, Class F
	1.150%, 08/25/22 (a)	285,057
336,621	Series 1993-27, Class F
	1.300%, 02/25/23 (a) (c)	342,363
176,833	Series 1998-21, Class F
	0.490%, 03/25/28 (a)	177,661
3,177,523	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	3,287,570
315,193	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	372,616
332,516	Series 2000-32, Class Z
	7.500%, 10/18/30	385,922
1,843,318	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	1,875,779
599,588	Series 2006-45, Class TF
	0.550%, 06/25/36 (a)	602,232
625,466	Series 2006-76, Class QF
	0.550%, 08/25/36 (a) (b)	626,508
745,473	Series 2006-79, Class PF
	0.550%, 08/25/36 (a) (b)	747,977
1,472,166	Series 2006-111, Class FA
	0.530%, 11/25/36 (a)	1,473,267
716,946	Series 2007-75, Class VF
	0.600%, 08/25/37 (a)	719,709
1,400,126	Series 2007-85, Class FC
	0.690%, 09/25/37 (a)	1,408,575
821,829	Series 2007-86, Class FC
	0.720%, 09/25/37 (a)	827,196
788,451	Series 2007-92, Class OF
	0.720%, 09/25/37 (a)	793,718
958,228	Series 2007-99, Class FD
	0.750%, 10/25/37 (a)	965,761
222,653	Series 2009-84, Class WF
	1.250%, 10/25/39 (a)	225,587
3,456,294	Series 2014-19, Class FA
	0.550%, 11/25/39 (a) (d)	3,461,516
3,753,122	Series 2014-19, Class FJ
	0.550%, 11/25/39 (a) (d)	3,756,271
3,262,911	Series 2010-123, Class FL
	0.580%, 11/25/40 (a)	3,269,440
8,042,963	Series 2011-110, Class FE
	0.550%, 04/25/41 (a) (b)	8,057,802
1,120,045	Series 2011-63, Class FG
	0.600%, 07/25/41 (a)	1,123,908
2,258,243	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	2,264,889
7,244,337	Series 2008-22, Class FD
	0.990%, 04/25/48 (a)	7,332,878

		49,658,672

	National Credit Union Administration - 1.17%
775,881	Series 2010-R2, Class 1A
	0.522%, 11/06/17 (a)	777,245
633,251	Series 2011-R1, Class 1A
	0.602%, 01/08/20 (a)	636,319
2,129,885	Series 2011-R2, Class 1A
	0.552%, 02/06/20 (a)	2,136,957
776,199	Series 2011-R4, Class 1A
	0.532%, 03/06/20 (a)	777,503
949,601	Series 2011-R3, Class 1A
	0.550%, 03/11/20 (a)	952,531

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2014 (unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$ 605,578	Series 2011-R5, Class 1A
	0.531%, 04/06/20 (a)	$606,595
349,983	Series 2011-R6, Class 1A
	0.531%, 05/07/20 (a)	350,283
467,506	Series 2010-R1, Class 1A
	0.602%, 10/07/20 (a)	469,753
78,474	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	79,087
347,249	Series 2010-A1, Class A
	0.501%, 12/07/20 (a)	347,940

		7,134,213

	Total Collateralized Mortgage Obligations	100,420,706

	(Cost $100,458,337)

MORTGAGE-BACKED OBLIGATIONS - 11.97%

	Federal Home Loan Mortgage Corporation - 3.03%
43,500	1.611%, 02/01/18 (a)	43,779
155,032	2.729%, 11/01/18 (a)	157,042
741,708	6.876%, 11/01/19 (a)	792,005
25,422	1.519%, 11/01/22 (a)	25,730
99,501	1.569%, 11/01/22 (a)	100,923
20,445	2.599%, 10/01/24 (a)	21,394
111,833	2.922%, 10/01/25 (a)	113,803
527,389	3.392%, 08/01/28 (a)	558,921
62,329	1.758%, 07/01/29 (a)	63,830
244,917	2.859%, 05/01/31 (a)	260,667
8,742,256	2.375%, 03/01/35 (a)	9,280,867
2,756,491	2.370%, 04/01/35 (a)	2,917,299
3,899,635	2.395%, 06/01/37 (a)	4,143,372

		18,479,632

	Federal Home Loan Mortgage Corporation Gold - 1.55%
443	6.500%, 06/01/14	443
391	6.000%, 12/01/14	391
32,128	8.000%, 12/01/15	32,992
50,461	6.000%, 03/01/16	52,098
6,986	6.500%, 07/01/16	7,050
133,279	5.000%, 10/01/17	141,547
160,858	5.000%, 11/01/17	170,831
1,858,284	4.500%, 05/01/18	1,974,290
3,204,360	4.500%, 06/01/18	3,404,397
127,356	5.500%, 01/01/20	136,386
2,983,683	4.500%, 10/01/20	3,169,944
34,631	3.500%, 12/01/20	36,624
151,953	3.000%, 09/01/21	158,801
59,487	3.000%, 12/01/21	62,170
45,620	3.500%, 10/01/22	48,216
60,375	3.000%, 06/01/23	63,111
3,359	4.500%, 07/01/23	3,625

		9,462,916

	Federal National Mortgage Association - 6.85%
31,774	8.500%, 04/01/16	32,755
41,364	3.821%, 07/01/17 (a)	44,300
16,603	1.618%, 11/01/17 (a)	16,649
61,871	2.066%, 11/01/17 (a)	62,497
10,637	2.316%, 11/01/17 (a)	10,783
98,519	2.055%, 03/01/18 (a)	99,457
2,062,400	2.800%, 03/01/18	2,158,530
4,388,448	3.620%, 03/01/18	4,722,639
15,183	1.882%, 05/01/18 (a)	15,334

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 41,999	2.042%, 06/01/18 (a)	$42,152
482,387	2.739%, 10/01/18 (a)	495,741
5,844	2.275%, 02/01/19 (a)	5,946
26,050	1.875%, 05/01/19 (a)	26,355
99,655	6.864%, 12/01/19 (a)	107,954
88,000	1.863%, 01/01/20 (a)	88,712
7,012	5.000%, 01/01/20	7,462
36,526	1.935%, 05/01/20 (a)	36,632
174,429	5.838%, 05/01/20 (a)	185,571
247,316	3.500%, 09/01/20	262,967
21,158	3.500%, 10/01/20	22,497
56,964	3.500%, 03/01/21	60,576
274,756	6.667%, 02/01/22 (a)	293,388
35,288	3.019%, 01/01/23 (a)	35,891
80,543	2.842%, 03/01/24 (a)	81,568
28,948	2.860%, 04/01/25 (a)	30,688
25,514	5.925%, 10/01/25 (a)	27,244
244,652	3.160%, 02/01/27 (a)	249,942
741,964	5.000%, 03/01/27	805,428
82,833	1.962%, 07/01/27 (a)	84,518
143,103	2.143%, 07/01/27 (a)	146,170
166,242	4.658%, 01/01/29 (a)	180,268
40,623	4.658%, 02/01/29 (a)	44,051
2,147,608	2.467%, 08/01/29 (a)	2,181,519
87,588	2.380%, 07/01/32 (a)	92,517
60,658	2.505%, 07/01/32 (a)	64,468
15,838	6.000%, 08/01/32	17,780
265,743	2.750%, 09/01/32 (a)	283,764
212,312	1.984%, 01/01/33 (a)	220,201
83,014	2.337%, 06/01/33 (a)	87,839
1,176,498	4.610%, 08/01/33 (a)	1,275,765
7,012	6.000%, 11/01/33	7,930
771,208	2.193%, 04/01/34 (a)	811,835
516,023	1.959%, 07/01/34 (a)	535,112
523,162	1.959%, 08/01/34 (a)	542,580
153,160	6.000%, 09/01/34	173,073
4,244,748	2.331%, 10/01/34 (a)	4,528,768
5,624	6.000%, 10/01/34	6,356
4,271,745	2.382%, 11/01/34 (a)	4,531,642
71,128	6.000%, 05/01/35	79,820
1,530,719	2.323%, 06/01/35 (a)	1,617,514
9,977	6.000%, 07/01/36	11,201
1,910,418	2.384%, 12/01/36 (a)	2,029,886
936,876	2.551%, 07/01/37 (a)	1,000,407
4,173,489	2.328%, 09/01/37 (a)	4,431,372
109,343	6.500%, 11/01/37	117,283
2,607,925	2.282%, 01/01/38 (a)	2,784,774
62,284	6.000%, 06/01/38	69,934
235,034	6.000%, 09/01/38	264,430
27,963	6.000%, 11/01/38	31,621
2,544,487	2.215%, 05/01/39 (a)	2,674,709
203,979	6.000%, 10/01/39	229,937
564,159	1.959%, 08/01/44 (a)	585,171

		41,773,873

	Government National Mortgage Association - 0.54%
46,610	7.000%, 04/15/26	52,103
301,052	2.125%, 04/20/34 (a)	317,659
1,552,699	1.625%, 06/20/34 (a)	1,608,973

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2014 (unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$ 1,236,058	1.625%, 08/20/34 (a)	$1,280,433

		3,259,168

	Total Mortgage-Backed Obligations	72,975,589

	(Cost $71,385,971)

AGENCY DEBENTURE - 0.86%
	Sri Lanka Government Aid Bond
5,250,000	0.544%, 11/01/24 (a) (e)	5,250,000

U.S. TREASURY OBLIGATIONS - 36.74%

	United States Treasury Notes & Bonds - 36.74%
88,850,000	2.625%, 06/30/14	89,023,524
100,000,000	0.050%, 10/09/14	99,989,200
20,000,000	0.060%, 02/05/15	19,992,420
15,000,000	0.075%, 01/31/16	14,996,205

	Total U.S. Treasury Obligations	224,001,349

	(Cost $223,996,379)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.89%
	FDIC Structured Sale Guaranteed Notes
1,147,812	Series 2010-S1, Class 1A
	0.705%, 02/25/48 (a)	1,150,493
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
1,492,752	Series K501, Class A1
	1.337%, 06/25/16 (d)	1,506,330
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
5,300,000	Series K501, Class A2
	1.655%, 11/25/16 (d)	5,401,668
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
1,700,000	Series K703, Class A2
	2.699%, 05/25/18 (d)	1,777,410
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
1,375,154	Series KF01, Class A
	0.500%, 04/25/19 (a)	1,377,692
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
18,762,729	Series KF02, Class A1
	0.530%, 07/25/20 (a)	18,808,367
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through
	Certificates
5,896,672	Series KF03, Class A
	0.490%, 07/25/20 (a)	5,896,442

	Total U.S. Government-Backed Obligations	35,918,402

	(Cost $35,701,832)

Par Value		Value

REPURCHASE AGREEMENT - 27.54%
$ 167,900,000	Merrill Lynch, 0.060%, Dated 05/31/14, matures 06/02/14, repurchase price $167,900,840 (collateralized by $175,181,899 par amount of U.S. Treasury Notes with an interest rate of 0.000% due 07/03/14 to 08/15/21 total market value $171,258,000)	$167,900,000

	Total Repurchase Agreement	167,900,000

	(Cost $167,900,000)

	Total Investments - 99.72%	607,967,790

	(Cost $606,195,953) (f)

	Net Other Assets and Liabilities - 0.28%	1,710,011

	Net Assets - 100.00%	$609,677,801

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2014, this security amounted to $5,250,000 or 0.9% of net assets.
(f)	Cost for U.S. federal income tax purposes is $606,195,953. As of May 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,130,538 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $358,701. The net unrealized appreciation was $1,771,837.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2014 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.90%

	Federal Home Loan Mortgage Corporation REMIC - 8.55%
$ 149,382	Series 1448, Class F
	1.551%, 12/15/22 (a) (c)	$153,152
2,042,123	Series 3710, Class DK
	3.250%, 01/15/24 (b)	2,094,204
943,797	Series 2868, Class AV
	5.000%, 08/15/24 (c)	1,025,826
970,537	Series 3777, Class DA
	3.500%, 10/15/24 (c)	1,018,664
4,367,111	Series 2977, Class M
	5.000%, 05/15/25 (b)	4,777,043
333,784	Series 1980, Class Z
	7.000%, 07/15/27 (c)	380,269
4,146,393	Series 3694, Class AG
	3.500%, 11/15/27 (c)	4,189,895
1,892,327	Series 2236, Class Z
	8.500%, 06/15/30 (c)	2,250,480
4,684,220	Series 3346, Class FT
	0.501%, 10/15/33 (a) (b)	4,683,710
4,738,672	Series 3471, Class FB
	1.151%, 08/15/35 (a)	4,796,701
6,615,513	Series 3208, Class FA
	0.551%, 08/15/36 (a)	6,625,654
2,222,812	Series 3208, Class FH
	0.551%, 08/15/36 (a)	2,228,617
187,257	Series 3827, Class J
	4.000%, 11/15/36 (c)	187,503
1,672,496	Series 3367, Class YF
	0.701%, 09/15/37 (a)	1,684,382
5,263,134	Series 3371 class FA
	0.751%, 09/15/37 (a)	5,321,397
3,352,870	Series 4316, Class FY
	0.551%, 11/15/39 (a) (c)	3,357,239
800,864	Series 3827, Class KF
	0.521%, 03/15/41 (a)	804,486
7,625,000	Series 4109, Class EC
	2.000%, 12/15/41 (c)	7,659,547

		53,238,769

	Federal National Mortgage Association REMIC - 4.73%
3,400,000	Series 2014-M5, Class FA
	0.502%, 01/25/17	3,398,864
45,569	Series 1988-12, Class A
	3.740%, 02/25/18 (a)	46,515
1,590,157	Series 2009-70, Class TM
	4.000%, 08/25/19	1,661,178
1,594,409	Series 2009-70, Class TN
	4.000%, 08/25/19	1,665,620
236,963	Series G92-44, Class Z
	8.000%, 07/25/22	254,151
1,484,895	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	1,511,044
867,824	Series 2006-45, Class TF
	0.550%, 06/25/36 (a)	871,651
908,797	Series 2006-76, Class QF
	0.550%, 08/25/36 (a) (b)	910,311
537,709	Series 2007-75, Class VF
	0.600%, 08/25/37 (a)	539,782
3,728,267	Series 2014-19, Class FA
	0.550%, 11/25/39 (a) (c)	3,731,395
3,406,563	Series 2014-19, Class FJ
	0.550%, 11/25/39 (a) (c)	3,411,710

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 1,289,466	Series 2010-123, Class FL
	0.580%, 11/25/40 (a)	$1,292,047
2,633,220	Series 2011-110, Class FE
	0.550%, 04/25/41 (a) (b)	2,638,078
1,811,323	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	1,816,654
5,623,849	Series 2008-22, Class FD
	0.990%, 04/25/48 (a)	5,692,584

		29,441,584

	National Credit Union Administration - 0.62%
1,032,671	Series 2011-R2, Class 1A
	0.552%, 02/06/20 (a)	1,036,100
776,199	Series 2011-R4, Class 1A
	0.532%, 03/06/20 (a)	777,503
1,061,319	Series 2011-R3, Class 1A
	0.550%, 03/11/20 (a)	1,064,594
605,578	Series 2011-R5, Class 1A
	0.531%, 04/06/20 (a)	606,595
349,983	Series 2011-R6, Class 1A
	0.531%, 05/07/20 (a)	350,283

		3,835,075

	Total Collateralized Mortgage Obligations	86,515,428

	(Cost $86,396,357)

MORTGAGE-BACKED OBLIGATIONS - 11.82%

	Federal Home Loan Mortgage Corporation - 1.06%
399,815	2.360%, 01/01/34 (a)	425,382
171,456	2.477%, 11/01/34 (a)	183,083
3,419,444	2.370%, 04/01/35 (a)	3,618,928
1,173,283	2.375%, 08/01/35 (a)	1,241,558
1,067,566	2.377%, 05/01/36 (a)	1,139,960

		6,608,911

	Federal Home Loan Mortgage Corporation Gold - 2.64%
331	7.000%, 03/01/15	335
140,683	5.000%, 10/01/17	149,411
169,795	5.000%, 11/01/17	180,322
189,458	8.000%, 11/01/17	200,718
153,787	5.500%, 03/01/18	163,585
68,265	5.500%, 04/01/18	72,172
1,527,049	4.500%, 05/01/18	1,622,377
92,030	6.500%, 05/01/18	103,739
2,657,274	4.500%, 06/01/18	2,823,159
10,240	6.000%, 10/01/18	11,437
1,611	6.000%, 11/01/18	1,799
754,471	5.500%, 02/01/19	808,620
134,848	5.500%, 01/01/20	144,409
2,066,623	5.000%, 04/01/20	2,196,459
2,471,057	4.500%, 10/01/20	2,625,317
28,664	3.500%, 12/01/20	30,313
123,205	3.000%, 09/01/21	128,757
49,572	3.000%, 12/01/21	51,808
37,760	3.500%, 10/01/22	39,908
51,750	3.000%, 06/01/23	54,095
440,942	5.000%, 08/01/35	485,964
51,763	5.000%, 12/01/35	57,123
568,281	5.000%, 03/01/37	625,907
989,991	5.000%, 05/01/37	1,090,379
770,900	5.000%, 02/01/38	849,072

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2014 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$ 225,373	5.000%, 03/01/38	$248,226
224,155	5.000%, 09/01/38	246,885
784,321	5.000%, 12/01/38	863,854
501,210	5.000%, 01/01/39	552,034

		16,428,184

	Federal National Mortgage Association - 8.12%
1,627	6.000%, 02/01/18	1,826
1,218,691	2.800%, 03/01/18	1,275,495
598,671	5.500%, 05/01/18	637,946
20,307	6.000%, 05/01/18	22,789
167,885	5.500%, 06/01/18	178,402
1,022	6.000%, 08/01/18	1,147
1,815	6.000%, 09/01/18	2,036
208,280	5.500%, 10/01/18	222,720
226,608	5.500%, 11/01/18	242,130
176,274	6.000%, 11/01/18	197,816
10,819	5.500%, 12/01/18	11,613
286,112	6.000%, 12/01/18	321,077
259,468	6.000%, 01/01/19	291,178
1,685,952	3.334%, 01/25/19 (c)	1,738,276
3,551	6.000%, 02/01/19	3,985
84,164	6.000%, 04/01/19	94,450
19,878	6.000%, 05/01/19	22,307
204,134	3.500%, 09/01/20	217,052
17,464	3.500%, 10/01/20	18,569
47,018	3.500%, 03/01/21	49,999
74,359	6.000%, 10/01/23	82,546
593,571	5.000%, 03/01/27	644,343
146,766	7.000%, 08/01/28	165,135
467,350	7.000%, 11/01/28	522,953
35,710	7.000%, 02/01/32	41,496
45,833	2.360%, 05/01/32 (a)	48,416
168,888	7.000%, 05/01/32	189,350
272,903	2.750%, 09/01/32 (a)	291,409
63,168	7.000%, 09/01/32	71,225
779,235	2.340%, 07/01/33 (a)	822,630
398,241	2.201%, 11/01/33 (a)	419,779
1,095,614	2.340%, 12/01/33 (a)	1,160,197
407,535	2.386%, 03/01/34 (a)	433,069
756,716	2.117%, 04/01/34 (a)	799,316
195,139	2.310%, 08/01/34 (a)	203,760
2,512	6.000%, 09/01/34	2,841
1,389,179	1.963%, 10/01/34 (a)	1,447,805
396,940	2.334%, 10/01/34 (a)	421,063
4,216,948	1.916%, 01/01/35 (a)	4,397,421
351,905	2.267%, 03/01/35 (a)	372,539
948,246	2.345%, 04/01/35 (a)	999,796
880,836	2.021%, 05/01/35 (a)	925,967
477,644	2.173%, 05/01/35 (a)	502,969
867,862	2.437%, 05/01/35 (a)	924,489
606,475	1.787%, 06/01/35 (a)	628,470
1,683,791	2.323%, 06/01/35 (a)	1,779,265
3,114,828	3.682%, 06/01/35 (a)	3,230,954
748,748	1.889%, 08/01/35 (a)	774,106
1,169,650	2.500%, 08/01/35 (a)	1,243,813
2,255,786	2.586%, 09/01/35 (a)	2,406,845
926,464	3.115%, 09/01/35 (a)	995,912
518,934	2.210%, 10/01/35 (a)	547,498
1,417,865	2.228%, 11/01/35 (a)	1,512,082
1,334,457	2.362%, 03/01/36 (a)	1,420,120
841,655	2.614%, 04/01/36 (a)	901,272
5,884,240	2.294%, 12/01/37 (a)	6,214,669

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 2,420,737	2.604%, 12/01/37 (a)	$2,593,006
2,037,400	2.282%, 01/01/38 (a)	2,175,560
2,164,809	2.215%, 05/01/39 (a)	2,275,599
201,269	5.000%, 10/01/39	224,679
126,967	6.000%, 10/01/39	143,095

		50,508,272

	Total Mortgage-Backed Obligations	73,545,367

	(Cost $71,597,993)

AGENCY DEBENTURES - 3.64%

	Federal Home Loan Mortgage Corporation - 1.56%
9,700,000	1.000%, 07/30/14	9,714,385

		9,714,385

	Federal National Mortgage Association - 2.08%
4,800,000	0.625%, 10/30/14	4,810,248
1,100,000	0.750%, 12/19/14	1,103,963
7,000,000	0.500%, 10/22/15	7,029,344

		12,943,555

	Total Agency Debentures	22,657,940

	(Cost $22,604,424)

U.S. TREASURY OBLIGATIONS - 60.48%

	United States Treasury Notes & Bonds - 60.48%
5,800,000	0.250%, 12/15/15	5,802,494
38,000,000	0.250%, 12/31/15	38,013,376
13,000,000	0.095%, 01/31/16 (a)	12,996,711
5,000,000	0.250%, 02/29/16	4,997,850
3,000,000	0.375%, 03/31/16	3,003,750
311,400,000	0.375%, 04/30/16	311,618,914

		376,433,095

	Total U.S. Treasury Obligations	376,433,095

	(Cost $376,068,121)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.85%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,492,752	Series K501, Class A1
	1.337%, 06/25/16 (c)	1,506,330
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2
	1.655%, 11/25/16 (c)	5,299,750
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2
	2.699%, 05/25/18 (c)	1,568,303
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,117,313	Series KF01, Class A
	0.500%, 04/25/19 (a) (c)	1,119,375

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2014 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
$ 5,796,728	Series KF03, Class A
	0.490%, 01/25/21 (a)	$5,796,502
2,300,000	National Credit Union Administration
	3.000%, 06/12/19	2,446,694

	Total U.S. Government-Backed Obligations	17,736,954

	(Cost $17,428,009)

REPURCHASE AGREEMENT - 9.09%
56,600,000	Merrill Lynch, 0.060%, Dated 05/30/14, matures 06/02/14, repurchase price $56,600,283 (collateralized by $44,985,200 par amount of a U.S. Treasury Note with interest rates of 2.500% due 07/15/16, total market value $57,732,019)	56,600,000

	Total Repurchase Agreement	56,600,000

	(Cost $56,600,000)

	Total Investments - 101.78%	633,488,784

	(Cost $630,694,904) (d)

	Net Other Assets and Liabilities - (1.78)%	(11,107,331)

	Net Assets - 100.00%	$622,381,453

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $630,694,904. As of May 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,163,387 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $369,507. The net unrealized appreciation was $2,793,880.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2014 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the nine months ended May 31, 2014, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2014 is as follows:

	Ultra-Short Duration Government Portfolio

	Total Market Value at 05/31/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Asset-Backed Securities	$1,501,744	$—	$1,501,744	$—
Collateralized Mortgage Obligations	100,420,706	—	100,420,706	—
Mortgage-Backed Obligations	72,975,589	—	72,975,589	—
Agency Debentures	5,250,000	—	—	5,250,000
U.S. Treasury Obligations	224,001,349	—	224,001,349	—
U.S. Government-Backed Obligations	35,918,402	—	35,918,402	—
Repurchase Agreement	167,900,000	—	167,900,000	—

	$607,967,790	$—	$602,717,790	$5,250,000

	Short Duration Portfolio

	Total Market Value at 05/31/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments *	$633,488,784	$—	$633,488,784	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2014:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2013	$5,750,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(500,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of May 31, 2014	$5,250,000

Short Duration Portfolio

Fair Value, as of August 31, 2013	$2,388,251

Transfers into Level 3	—

Transfers out of Level 3	(2,388,251)

Gross purchases	—

Gross sales	—

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of May 31, 2014	$ —

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2014 the Portfolios did not hold any when-issued securities.

E. Suspension of Money Market Portfolio

The Trust’s Money Market Portfolio suspended operations as of the close of business on May 30, 2014.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer (principal executive officer and principal financial officer)

Date	July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer (principal executive officer and principal financial officer)

Date	July 16, 2014

* Print the name and title of each signing officer under his or her signature.